OTHER LONG-TERM LIABILITY	12 Months Ended
Dec. 31, 2025
Other Long-term Liability
OTHER LONG-TERM LIABILITY

17. OTHER LONG-TERM LIABILITY

On March 18, 2025, Shenzhen Xingjing, a subsidiary of the Group, signed a two-year interest-free loan agreement with a third party in the principal of the loan of RMB15,000,000 (approximately $2,144,971) for its daily business operations.